Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	World Funds Trust
Entity Central Index Key	0001396092
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Lone Peak Value Fund (Investor Class)
Shareholder Report [Line Items]
Fund Name	Lone Peak Value Fund
Class Name	Investor Class Shares
Trading Symbol	CLFFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lone Peak Value Fund for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at lonepeakglobal.com/fundreports/. You can also contact us at (800) 673-0550.
Additional Information Phone Number	(800) 673-0550
Additional Information Website	lonepeakglobal.com/fundreports/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$58	1.15%¹
¹	Annualized.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.15%	[1]
Net Assets	$ 144,927,644
Holdings Count | Holdings	33
Advisory Fees Paid, Amount	$ 378,399
Investment Company, Portfolio Turnover	42.27%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Fund Net Assets	$144,927,644
Number of Holdings	33
Total Net Advisory Fee	$378,399
Portfolio Turnover Rate	42.27%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings
Henry Schein, Inc.	4.55%
Keurig Dr Pepper, Inc.	4.54%
UPS, Inc. Class B	4.36%
OPENLANE, Inc.	4.06%
Cardinal Health, Inc.	4.04%
Cisco Systems, Inc.	3.91%
Becton Dickinson & Co.	3.85%
Amazon.com, Inc.	3.71%
Rocket Cos Inc Class A	3.68%
The Walt Disney Co.	3.52%

Lone Peak Value Fund (Institutional Class)
Shareholder Report [Line Items]
Fund Name	Lone Peak Value Fund
Class Name	Institutional Class Shares
Trading Symbol	CLIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lone Peak Value Fund for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at lonepeakglobal.com/fundreports/. You can also contact us at (800) 673-0550.
Additional Information Phone Number	(800) 673-0550
Additional Information Website	lonepeakglobal.com/fundreports/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$46	0.90%¹
¹	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%	[2]
Net Assets	$ 144,927,644
Holdings Count | Holdings	33
Advisory Fees Paid, Amount	$ 378,399
Investment Company, Portfolio Turnover	42.27%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Fund Net Assets	$144,927,644
Number of Holdings	33
Total Net Advisory Fee	$378,399
Portfolio Turnover Rate	42.27%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings
Henry Schein, Inc.	4.55%
Keurig Dr Pepper, Inc.	4.54%
UPS, Inc. Class B	4.36%
OPENLANE, Inc.	4.06%
Cardinal Health, Inc.	4.04%
Cisco Systems, Inc.	3.91%
Becton Dickinson & Co.	3.85%
Amazon.com, Inc.	3.71%
Rocket Cos Inc Class A	3.68%
The Walt Disney Co.	3.52%

Lone Peak Value Fund (Super Institutional Class)
Shareholder Report [Line Items]
Fund Name	Lone Peak Value Fund
Class Name	Super Institutional Class Shares
Trading Symbol	CLIQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lone Peak Value Fund for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at lonepeakglobal.com/fundreports/. You can also contact us at (800) 673-0550.
Additional Information Phone Number	(800) 673-0550
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Super Institutional Class	$42	0.82%¹
¹	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.82%	[3]
Net Assets	$ 144,927,644
Holdings Count | Holdings	33
Advisory Fees Paid, Amount	$ 378,399
Investment Company, Portfolio Turnover	42.27%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Fund Net Assets	$144,927,644
Number of Holdings	33
Total Net Advisory Fee	$378,399
Portfolio Turnover Rate	42.27%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings
Henry Schein, Inc.	4.55%
Keurig Dr Pepper, Inc.	4.54%
UPS, Inc. Class B	4.36%
OPENLANE, Inc.	4.06%
Cardinal Health, Inc.	4.04%
Cisco Systems, Inc.	3.91%
Becton Dickinson & Co.	3.85%
Amazon.com, Inc.	3.71%
Rocket Cos Inc Class A	3.68%
The Walt Disney Co.	3.52%

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.